UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Banks - 1.0%
484,623	Bank of America Corp.	$14,533,844

	Capital Goods - 4.4%
134,769	Deere & Co.	20,932,321
97,685	Harris Corp.	15,754,637
105,075	IDEX Corp.	14,974,238
88,979	Rockwell Automation, Inc.	15,500,142

		67,161,338

	Commercial & Professional Services - 3.5%
1,173,493	ADT, Inc.(1)	9,305,799
103,923	CoStar Group, Inc.*	37,690,794
18,785	Klarna Holding AB*(2)(3)(4)(5)	2,166,243
514,848	Landscape Acquisition Holdings Ltd.*	4,813,829

		53,976,665

	Consumer Durables & Apparel - 4.3%
53,159	Mohawk Industries, Inc.*	12,344,583
127,801	Polaris Industries, Inc.	14,635,770
507,248	Skechers USA, Inc. Class A*	19,726,875
492,553	Under Armour, Inc. Class A*(1)	8,053,242
800,152	Under Armour, Inc. Class C*	11,482,181

		66,242,651

	Consumer Services - 3.9%
1,556,596	DraftKings, Inc.*(2)(3)(4)(5)	2,288,196
237,318	Hilton Worldwide Holdings, Inc.	18,691,166
523,836	Melco Resorts & Entertainment Ltd. ADR	15,180,767
107,004	Vail Resorts, Inc.	23,722,787

		59,882,916

	Diversified Financials - 5.5%
268,217	American Express Co.	25,019,282
1,228,494	J2 Acquisition Ltd.*(3)	11,633,838
680,569	Ocelot Partners Ltd.*(2)(3)(4)(5)	6,516,448
577,000	Platinum Eagle Acquisition Corp.*	5,856,550
363,056	TD Ameritrade Holding Corp.	21,503,807
725,105	UBS Group AG*	12,775,567

		83,305,492

	Energy - 2.1%
58,599	Diamondback Energy, Inc.*	7,413,945
65,380	EOG Resources, Inc.	6,882,553
441,788	Newfield Exploration Co.*	10,788,463
492,397	WPX Energy, Inc.*	7,277,628

		32,362,589

	Health Care Equipment & Services - 8.7%
93,502	Align Technology, Inc.*	23,481,157
359,043	Baxter International, Inc.	23,352,157
175,981	DexCom, Inc.*	13,050,751
199,818	Edwards Lifesciences Corp.*	27,878,607
409,067	Hologic, Inc.*	15,282,743
175,076	Insulet Corp.*	15,175,588
205,653	Veeva Systems, Inc. Class A*	15,016,782

		133,237,785

	Materials - 3.7%
504,482	ArcelorMittal*	16,047,572
191,575	Packaging Corp. of America	21,590,503
170,230	Vulcan Materials Co.	19,435,159

		57,073,234

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
444,873	AstraZeneca plc ADR	15,557,209
317,581	Bristol-Myers Squibb Co.	20,086,998

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

676,600	Exact Sciences Corp.*	$27,287,278
159,092	Ionis Pharmaceuticals, Inc.*	7,012,775
39,437	Nektar Therapeutics*	4,190,576
22,201	Sage Therapeutics, Inc.*	3,575,915
142,601	Seattle Genetics, Inc.*	7,463,736
43,033	TESARO, Inc.*	2,458,906

		87,633,393

	Real Estate - 1.1%
10,657	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	552,139
1,186,543	Williams Corp.*(1)	16,196,312

		16,748,451

	Retailing - 5.8%
19,521	Amazon.com, Inc.*	28,253,524
213,415	Dollar Tree, Inc.*	20,253,083
72,071	Floor & Decor Holdings, Inc. Class A*	3,756,341
43,732	Honest Co.*(2)(3)(4)(5)	773,182
41,578	JAND, Inc. Class A*(2)(3)(4)(5)	396,238
33,409	Netflix, Inc.*	9,867,348
38,805	Tory Burch LLC*(2)(3)(4)(5)	2,121,859
196,700	TripAdvisor, Inc.*	8,043,063
213,300	Wayfair, Inc. Class A*	14,404,149

		87,868,787

	Semiconductors & Semiconductor Equipment - 6.6%
197,402	Microchip Technology, Inc.	18,034,647
515,526	Micron Technology, Inc.*	26,879,526
149,041	NVIDIA Corp.	34,516,405
469,730	Teradyne, Inc.	21,471,358

		100,901,936

	Software & Services - 35.9%
118,419	Adobe Systems, Inc.*	25,587,977
76,961	Alibaba Group Holding Ltd. ADR*	14,125,422
93,348	Alphabet, Inc. Class C*	96,315,533
132,608	Atlassian Corp. plc Class A*	7,150,223
529,900	Facebook, Inc. Class A*	84,672,721
106,370	FleetCor Technologies, Inc.*	21,539,925
13,300	ForeScout Technologies, Inc.*	431,452
138,724	ForeScout Technologies, Inc.*(2)(3)(4)(5)(6)	4,432,703
168,930	Global Payments, Inc.	18,839,074
293,128	GoDaddy, Inc. Class A*	18,003,922
383,208	Guidewire Software, Inc.*	30,974,703
453,452	PayPal Holdings, Inc.*	34,403,403
331,906	salesforce.com, Inc.*	38,600,668
199,418	ServiceNow, Inc.*	32,993,708
169,418	Shopify, Inc. Class A*	21,107,789
550,107	SS&C Technologies Holdings, Inc.	29,507,739
441,119	Trade Desk, Inc. Class A*(1)	21,888,325
242,187	Workday, Inc. Class A*	30,784,390
290,456	Zillow Group, Inc. Class C*	15,626,533

		546,986,210

	Technology Hardware & Equipment - 2.0%
64,701	IPG Photonics Corp.*	15,099,920
109,254	Zebra Technologies Corp. Class A*	15,207,064

		30,306,984

	Transportation - 1.2%
318,046	CSX Corp.	17,718,343

	Total Common Stocks (cost $1,268,916,747)	$1,455,940,618

Preferred Stocks - 4.4%
	Real Estate - 0.9%
145,709	WeWork Companies, Inc. Class D-1 *(2)(3)(4)(5)	$7,549,183

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

114,486	WeWork Companies, Inc. Class D-2 *(2)(3)(4)(5)	$5,931,520

		13,480,703

	Retailing - 0.6%
1,605,750	Coupang LLC *(2)(3)(4)(5)	7,991,978
92,843	JAND, Inc. Series D *(2)(3)(4)(5)	985,993

		8,977,971

	Software & Services - 2.9%
1,871,878	Essence Group Holdings Corp. Series 3 *(2)(3)(4)(5)	3,725,037
50,806	General Assembly Space, Inc. Series D *(2)(3)(4)(5)	2,490,556
287,204	Lookout, Inc. Series F *(2)(3)(4)(5)	2,378,049
366,944	MarkLogic Corp. Series F *(2)(3)(4)(5)	3,621,737
488,790	Pinterest, Inc. Series G *(2)(3)(4)(5)	3,397,091
589,628	Uber Technologies, Inc. Series D *(2)(3)(4)(5)	20,695,943
1,160,072	Zuora, Inc. Series F *(2)(3)(4)(5)	7,563,669

		43,872,082

	Total Preferred Stocks (cost $40,454,308)	$66,330,756

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C *(2)(3)(4)(5)	$3,114,261

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,114,261

Escrows - 0.1%
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	$437,520

	Software & Services - 0.1%
1,070,278	Birst, Inc. Escrow*(2)(3)(4)(5)	101,677
210,735	Veracode, Inc. Escrow*(2)(3)(4)(5)	847,154

		948,831

	Total Escrows (cost $—)	$1,386,351

Warrants - 0.1%
	Commercial & Professional Services - 0.0%
516,400	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	$309,840

	Diversified Financials - 0.0%
1,228,200	J2 Acquisition Ltd. Expires 9/7/27*	601,818

	Real Estate - 0.1%
621,393	Williams Corp. Expires 9/16/20*	1,037,726

	Total Warrants (cost $558,058)	$1,949,384

	Total Long-Term Investments (cost $1,312,690,040)	$1,528,721,370

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 0.2%
3,401,356	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(7)	$3,401,356

	Securities Lending Collateral - 1.2%
864,385	Citibank NA DDCA, 1.50%, 4/2/2018(7)	864,385
16,423,324	Invesco Government & Agency Portfolio, 1.54%(7)	16,423,324

		17,287,709

	Total Short-Term Investments (cost $20,689,065)	$20,689,065

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Total Investments (cost $1,333,379,105)	101.6%	$1,549,410,435
Other Assets and Liabilities	(1.6)%	(23,787,075)

Total Net Assets	100.0%	$1,525,623,360

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	Investment valued using significant unobservable inputs.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $101,712,214, which represented 6.7% of total net assets.
(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of these securities was $90,078,376, which represented 5.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of these securities was $90,078,376, which represented 5.9% of total net assets.
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2015	ForeScout Technologies, Inc.	138,724	$2,804,291	$4,432,703
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$14,533,844	$14,533,844	$—	$—
Capital Goods	67,161,338	67,161,338	—	—
Commercial & Professional Services	53,976,665	51,810,422	—	2,166,243
Consumer Durables & Apparel	66,242,651	66,242,651	—	—
Consumer Services	59,882,916	57,594,720	—	2,288,196
Diversified Financials	83,305,492	64,013,477	12,775,567	6,516,448
Energy	32,362,589	32,362,589	—	—
Health Care Equipment & Services	133,237,785	133,237,785	—	—
Materials	57,073,234	57,073,234	—	—
Pharmaceuticals, Biotechnology & Life Sciences	87,633,393	87,633,393	—	—
Real Estate	16,748,451	16,196,312	—	552,139
Retailing	87,868,787	84,577,508	—	3,291,279
Semiconductors & Semiconductor Equipment	100,901,936	100,901,936	—	—
Software & Services	546,986,210	542,553,507	—	4,432,703
Technology Hardware & Equipment	30,306,984	30,306,984	—	—
Transportation	17,718,343	17,718,343	—	—
Preferred Stocks	66,330,756	—	—	66,330,756
Convertible Preferred Stocks	3,114,261	—	—	3,114,261
Escrows	1,386,351	—	—	1,386,351
Warrants	1,949,384	1,949,384	—	—
Short-Term Investments	20,689,065	20,689,065	—	—

Total	$1,549,410,435	$1,446,556,492	$12,775,567	$90,078,376

(1) For the three-month period ended March 31, 2018, there were no transfers between Level 1 and Level 2, and investments valued at $4,900,099 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$21,240,024	$70,602,059	$3,114,261	$1,430,104	$96,386,448

Purchases	1,706,523				$1,706,523

Sales	(2,900,556)	(5,608,950)			($8,509,506)

Total realized gain/(loss)		2,967,884			$2,967,884

Net change in unrealized appreciation/depreciation	(5,699,082)	(1,630,237)		(43,753)	($7,373,072)

Transfers into Level 3	4,900,099	-	-		$4,900,099

Transfers out of Level 3	-	-	-		$0
Ending balance	$19,247,008	$66,330,756	$3,114,261	$1,386,351	$90,078,376

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2018 was ($1,223,586).

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.7%
	Automobiles & Components - 1.9%
7,175	Lear Corp.	$1,335,196
2,807	Thor Industries, Inc.	323,282
2,844	Winnebago Industries, Inc.	106,934

		1,765,412

	Banks - 5.5%
15,576	Banco Latinoamericano de Comercio Exterior S.A. ADR	443,916
6,123	Bank of NT Butterfield & Son Ltd.	274,800
17,133	Cadence BanCorp	466,532
10,856	Essent Group Ltd.*	462,031
557	First Citizens BancShares, Inc. Class A	230,175
27,143	MGIC Investment Corp.*	352,859
34,892	OFG Bancorp	364,621
28,997	Popular, Inc.	1,206,855
15,485	Radian Group, Inc.	294,834
29,855	TCF Financial Corp.	680,993
4,754	Walker & Dunlop, Inc.	282,483

		5,060,099

	Capital Goods - 7.8%
14,647	Allison Transmission Holdings, Inc.	572,112
3,502	Beacon Roofing Supply, Inc.*	185,851
9,813	Briggs & Stratton Corp.	210,096
8,072	Continental Building Products, Inc.*	230,456
6,682	EMCOR Group, Inc.	520,728
4,236	EnerSys	293,851
3,213	Fluor Corp.	183,848
4,279	Generac Holdings, Inc.*	196,449
2,988	Greenbrier Cos., Inc.	150,147
5,009	HD Supply Holdings, Inc.*	190,042
2,551	Huntington Ingalls Industries, Inc.	657,546
11,138	Owens Corning	895,495
1,973	Proto Labs, Inc.*	231,926
8,049	Regal-Beloit Corp.	590,394
3,154	Rush Enterprises, Inc. Class A*	134,013
15,326	Spirit Aerosystems Holdings, Inc. Class A	1,282,786
6,119	Terex Corp.	228,912
6,660	Textainer Group Holdings Ltd.*	112,887
14,201	Titan Machinery, Inc.*	334,576

		7,202,115

	Commercial & Professional Services - 3.8%
11,930	ACCO Brands Corp.	149,722
3,035	Barrett Business Services, Inc.	251,541
6,281	Brink’s Co.	448,149
1,475	Cimpress N.V.*	228,182
16,516	Essendant, Inc.	128,825
9,137	Herman Miller, Inc.	291,927
6,310	Kelly Services, Inc. Class A	183,242
7,800	Kimball International, Inc. Class B	132,912
2,550	ManpowerGroup, Inc.	293,505
3,186	McGrath Rent Corp.	171,056
9,279	Quad/Graphics, Inc.	235,223
11,987	Robert Half International, Inc.	693,927
28,308	RPX Corp.	302,613

		3,510,824

	Consumer Durables & Apparel - 3.5%
5,097	CSS Industries, Inc.	89,198
4,321	KB Home	122,932
7,622	La-Z-Boy, Inc.	228,279
7,755	Lululemon Athletica, Inc.*	691,126
4,418	MDC Holdings, Inc.	123,351
17,781	Michael Kors Holdings Ltd.*	1,103,844

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

176	NVR, Inc.*	$ 492,800
1,231	Polaris Industries, Inc.	140,974
1,939	Ralph Lauren Corp.	216,780

		3,209,284

	Consumer Services - 4.9%
8,500	American Public Education, Inc.*	365,500
823	Graham Holdings Co. Class B	495,652
5,167	Grand Canyon Education, Inc.*	542,122
7,629	H&R Block, Inc.	193,853
3,275	Hilton Grand Vacations, Inc.*	140,890
24,672	International Speedway Corp. Class A	1,088,035
9,031	K12, Inc.*	128,059
9,536	Penn National Gaming, Inc.*	250,415
23,835	Ruth’s Hospitality Group, Inc.	582,766
14,123	Scientific Games Corp. Class A*	587,517
2,043	Weight Watchers International, Inc.*	130,180

		4,504,989

	Diversified Financials - 3.8%
14,900	AG Mortgage Investment Trust, Inc. REIT	258,813
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	254,039
9,697	ARMOUR Residential, Inc. REIT	225,746
19,554	Chimera Investment Corp. REIT	340,435
2,185	Cohen & Steers, Inc.	88,842
6,159	E*TRADE Financial Corp.*	341,270
5,886	Green Dot Corp. Class A*	377,646
3,917	Hamilton Lane, Inc. Class A	145,830
4,072	Houlihan Lokey, Inc.	181,611
15,317	Invesco Mortgage Capital, Inc. REIT	250,893
7,070	Legg Mason, Inc.	287,396
17,393	MTGE Investment Corp. REIT	311,335
23,650	Two Harbors Investment Corp. REIT	363,501
9,076	Western Asset Mortgage Capital Corp. REIT	87,946

		3,515,303

	Energy - 4.9%
41,118	Abraxas Petroleum Corp.*	91,282
2,693	Arch Coal, Inc. Class A	247,433
7,967	CVR Energy, Inc.	240,763
9,433	Delek U.S. Holdings, Inc.	383,923
13,760	HollyFrontier Corp.	672,314
8,536	Matrix Service Co.*	116,943
16,161	Murphy Oil Corp.	417,600
29,081	Par Pacific Holdings, Inc.*	499,321
11,148	PBF Energy, Inc. Class A	377,917
12,921	Peabody Energy Corp.	471,616
4,942	REX American Resources Corp.*	359,778
8,891	Stone Energy Corp.*	329,856
71,876	W&T Offshore, Inc.*	318,411

		4,527,157

	Food, Beverage & Tobacco - 1.8%
2,018	Boston Beer Co., Inc. Class A*	381,503
1,619	National Beverage Corp.	144,123
31,200	Pilgrim’s Pride Corp.*	767,832
2,928	Sanderson Farms, Inc.	348,491

		1,641,949

	Health Care Equipment & Services - 4.7%
2,964	Align Technology, Inc.*	744,349
3,676	Analogic Corp.	352,528
856	Chemed Corp.	233,568
6,834	Encompass Health Corp.	390,700
8,628	Haemonetics Corp.*	631,224
15,234	Meridian Bioscience, Inc.	216,323
2,337	Molina Healthcare, Inc.*	189,718
2,100	Providence Service Corp.*	145,194

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

11,368	Quality Systems, Inc.*	$155,173
15,254	Triple-S Management Corp. Class B*	398,740
4,458	WellCare Health Plans, Inc.*	863,203

		4,320,720

	Household & Personal Products - 1.8%
7,282	Medifast, Inc.	680,503
5,624	Nu Skin Enterprises, Inc. Class A	414,545
6,349	Usana Health Sciences, Inc.*	545,379

		1,640,427

	Insurance - 4.7%
6,289	American Equity Investment Life Holding Co.	184,645
3,864	American National Insurance Co.	451,933
20,550	Assured Guaranty Ltd.	743,910
22,299	CNO Financial Group, Inc.	483,219
30,348	Old Republic International Corp.	650,965
8,315	Reinsurance Group of America, Inc.	1,280,510
6,462	Torchmark Corp.	543,907

		4,339,089

	Materials - 3.2%
3,296	Boise Cascade Co.	127,226
5,719	CF Industries Holdings, Inc.	215,778
6,760	Chemours Co.	329,280
15,515	Domtar Corp.	660,008
2,183	Kaiser Aluminum Corp.	220,265
12,307	Louisiana-Pacific Corp.	354,072
2,670	Steel Dynamics, Inc.	118,067
7,881	Stepan Co.	655,542
4,252	Warrior Met Coal, Inc.(1)	119,098
1,293	Westlake Chemical Corp.	143,717

		2,943,053

	Media - 0.8%
53,587	Entravision Communications Corp. Class A	251,859
14,783	Gannett Co., Inc.	147,534
1,017	Live Nation Entertainment, Inc.*	42,857
11,687	New Media Investment Group, Inc.	200,315
7,233	tronc, Inc.*	118,766

		761,331

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
17,064	Akebia Therapeutics, Inc.*	162,620
5,398	Assembly Biosciences, Inc.*	265,258
1,990	BioSpecifics Technologies Corp.*	88,237
13,329	Bruker Corp.	398,804
11,420	Concert Pharmaceuticals, Inc.*	261,518
14,417	CytomX Therapeutics, Inc.*	410,164
7,685	Emergent Biosolutions, Inc.*	404,615
4,310	Enanta Pharmaceuticals, Inc.*	348,722
1,903	Esperion Therapeutics, Inc.*	137,644
28,113	Horizon Pharma plc*	399,205
21,260	ImmunoGen, Inc.*	223,655
8,548	Iovance Biotherapeutics, Inc.*	144,461
15,847	Mallinckrodt plc*	229,465
5,930	Medpace Holdings, Inc.*	207,016
5,111	Momenta Pharmaceuticals, Inc.*	92,765
70,284	Novavax, Inc.*	147,596
122,681	PDL BioPharma, Inc.*	360,682
29,731	Pieris Pharmaceuticals, Inc.*	202,765
6,071	PRA Health Sciences, Inc.*	503,650
9,743	Retrophin, Inc.*	217,853
10,192	Sangamo Therapeutics, Inc.*	193,648
7,774	Supernus Pharmaceuticals, Inc.*	356,049
6,356	United Therapeutics Corp.*	714,160

		6,470,552

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Real Estate - 9.7%
5,297	Agree Realty Corp. REIT	$254,468
55,800	Brandywine Realty Trust REIT	886,104
57,259	Brixmor Property Group, Inc. REIT	873,200
16,280	Chatham Lodging Trust REIT	311,762
18,505	CoreCivic, Inc. REIT	361,218
9,522	Easterly Government Properties, Inc. REIT	194,249
19,704	Forestar Group, Inc.*	416,740
18,295	Gaming and Leisure Properties, Inc. REIT	612,334
10,659	Global Net Lease, Inc. REIT	179,924
10,955	Hersha Hospitality Trust REIT	196,094
38,160	Hospitality Properties Trust REIT	966,974
14,114	Independence Realty Trust, Inc. REIT	129,566
2,301	Jones Lang LaSalle, Inc.	401,847
2,094	Life Storage, Inc. REIT	174,891
31,138	Piedmont Office Realty Trust, Inc. Class A, REIT	547,717
31,400	Ramco-Gershenson Properties Trust REIT	388,104
75,372	Retail Properties of America, Inc. Class A, REIT	878,837
36,070	Select Income REIT	702,644
4,451	Weingarten Realty Investors REIT	124,984
11,165	Whitestone REIT	116,004
11,600	Xenia Hotels & Resorts, Inc. REIT	228,752

		8,946,413

	Retailing - 2.2%
8,130	Abercrombie & Fitch Co. Class A	196,827
5,207	Big Lots, Inc.	226,661
1,344	Burlington Stores, Inc.*	178,954
2,302	Children’s Place, Inc.	311,345
7,586	Liberty Expedia Holdings, Inc. Class A*	297,978
12,957	Sleep Number Corp.*	455,438
7,277	Tailored Brands, Inc.	182,362
4,531	Urban Outfitters, Inc.*	167,466
1,150	Williams-Sonoma, Inc.	60,674

		2,077,705

	Semiconductors & Semiconductor Equipment - 2.1%
24,666	Amkor Technology, Inc.*	249,866
4,517	Diodes, Inc.*	137,588
3,802	First Solar, Inc.*	269,866
28,214	Teradyne, Inc.	1,289,662

		1,946,982

	Software & Services - 10.1%
2,626	Broadridge Financial Solutions, Inc.	288,046
20,463	Cadence Design Systems, Inc.*	752,424
6,685	Carbonite, Inc.*	192,528
29,431	Conduent, Inc.*	548,594
13,705	Convergys Corp.	310,007
2,444	Euronet Worldwide, Inc.*	192,880
19,607	Everi Holdings, Inc.*	128,818
5,304	ExlService Holdings, Inc.*	295,804
22,196	Fortinet, Inc.*	1,189,262
5,489	ManTech International Corp. Class A	304,475
10,867	MAXIMUS, Inc.	725,264
6,735	New Relic, Inc.*	499,198
9,226	Presidio, Inc.*	144,295
9,895	Progress Software Corp.	380,463
11,791	QuinStreet, Inc.*	150,571
9,060	Shutterstock, Inc.*	436,239
5,600	Sykes Enterprises, Inc.*	162,064
16,306	Synchronoss Technologies, Inc.*	172,028
7,668	Tableau Software, Inc. Class A*	619,728
8,707	TechTarget, Inc.*	173,095
21,393	Teradata Corp.*	848,660
9,983	TTEC Holdings, Inc.	306,478
25,611	Unisys Corp.*	275,318

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

2,859	Virtusa Corp.*		$138,547
18,639	Zynga, Inc. Class A*		68,219

			9,303,005

	Technology Hardware & Equipment - 3.1%
2,533	Arista Networks, Inc.*		646,675
34,899	AVX Corp.		577,578
19,040	Extreme Networks, Inc.*		210,773
10,843	Jabil, Inc.		311,519
6,273	NETGEAR, Inc.*		358,816
4,356	Tech Data Corp.*		370,826
24,331	Vishay Intertechnology, Inc.		452,557

			2,928,744

	Telecommunication Services - 1.3%
17,360	Boingo Wireless, Inc.*		430,007
27,100	Telephone & Data Systems, Inc.		759,613

			1,189,620

	Transportation - 2.4%
4,114	ArcBest Corp.		131,854
3,248	Avis Budget Group, Inc.*		152,136
2,126	Copa Holdings S.A. Class A		273,467
15,177	JetBlue Airways Corp.*		308,397
5,995	Old Dominion Freight Line, Inc.		881,085
4,407	XPO Logistics, Inc.*		448,677

			2,195,616

	Utilities - 3.7%
18,520	National Fuel Gas Co.		952,854
12,163	NRG Energy, Inc.		371,336
11,431	OGE Energy Corp.		374,594
14,716	Pinnacle West Capital Corp.		1,174,337
28,374	Vistra Energy Corp.*		591,031

			3,464,152

	Total Common Stocks (cost $75,439,220)		$87,464,541

	Total Long-Term Investments (cost $75,439,220)		$87,464,541

Short-Term Investments - 5.4%
	Other Investment Pools & Funds - 5.3%
4,863,567	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(2)		$4,863,567

	Securities Lending Collateral - 0.1%
5,933	Citibank NA DDCA, 1.50%, 4/2/2018(2)		5,933
112,717	Invesco Government & Agency Portfolio, 1.54%(2)		112,717

			118,650

	Total Short-Term Investments (cost $4,982,217)		$4,982,217

	Total Investments (cost $80,421,437)	100.1%	$92,446,758
	Other Assets and Liabilities	(0.1)%	(130,244)

	Total Net Assets	100.0%	$92,316,514

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,765,412	$1,765,412	$—	$—
Banks	5,060,099	5,060,099	—	—
Capital Goods	7,202,115	7,202,115	—	—
Commercial & Professional Services	3,510,824	3,510,824	—	—
Consumer Durables & Apparel	3,209,284	3,209,284	—	—
Consumer Services	4,504,989	4,504,989	—	—
Diversified Financials	3,515,303	3,515,303	—	—
Energy	4,527,157	4,527,157	—	—
Food, Beverage & Tobacco	1,641,949	1,641,949	—	—
Health Care Equipment & Services	4,320,720	4,320,720	—	—
Household & Personal Products	1,640,427	1,640,427	—	—
Insurance	4,339,089	4,339,089	—	—
Materials	2,943,053	2,943,053	—	—
Media	761,331	761,331	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,470,552	6,470,552	—	—
Real Estate	8,946,413	8,946,413	—	—
Retailing	2,077,705	2,077,705	—	—
Semiconductors & Semiconductor Equipment	1,946,982	1,946,982	—	—
Software & Services	9,303,005	9,303,005	—	—
Technology Hardware & Equipment	2,928,744	2,928,744	—	—
Telecommunication Services	1,189,620	1,189,620	—	—
Transportation	2,195,616	2,195,616	—	—
Utilities	3,464,152	3,464,152	—	—
Short-Term Investments	4,982,217	4,982,217	—	—

Total	$92,446,758	$92,446,758	$—	$—

(1) For the three-month period ended March 31, 2018, there were no transfers between any levels.

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 1.7%
158,012	Cooper Tire & Rubber Co.	$4,629,751
4,365	Cooper-Standard Holdings, Inc.*	536,066
191,301	Tenneco, Inc.	10,496,686
55,793	Visteon Corp.*	6,150,620
22,146	Winnebago Industries, Inc.	832,690

		22,645,813

	Banks - 3.2%
10,787	Bank of NT Butterfield & Son Ltd.	484,121
41,441	Essent Group Ltd.*	1,763,729
103,499	FCB Financial Holdings, Inc. Class A*	5,288,799
140,008	First Busey Corp.	4,161,038
145,266	First Hawaiian, Inc.	4,042,753
123,845	Great Western Bancorp, Inc.	4,987,238
93,709	IBERIABANK Corp.	7,309,302
1,226	LendingTree, Inc.*	402,312
496,226	MGIC Investment Corp.*	6,450,938
306,528	Sterling Bancorp	6,912,206
12,494	Walker & Dunlop, Inc.	742,393

		42,544,829

	Capital Goods - 9.8%
199,733	AAON, Inc.	7,789,587
34,984	Aerojet Rocketdyne Holdings, Inc.*	978,502
197,086	Altra Industrial Motion Corp.	9,056,102
65,699	American Woodmark Corp.*	6,468,067
109,123	Applied Industrial Technologies, Inc.	7,955,067
120,226	Armstrong World Industries, Inc.*	6,768,724
63,633	Astec Industries, Inc.	3,511,269
126,624	AZZ, Inc.	5,533,469
7,659	Barnes Group, Inc.	458,697
34,488	Beacon Roofing Supply, Inc.*	1,830,278
217,146	BMC Stock Holdings, Inc.*	4,245,204
31,518	Caesarstone Ltd.	619,329
59,288	Continental Building Products, Inc.*	1,692,672
16,276	EMCOR Group, Inc.	1,268,389
3,055	Encore Wire Corp.	173,218
7,073	EnerSys	490,654
186,376	Evoqua Water Technologies Corp.*	3,967,945
238,005	Generac Holdings, Inc.*	10,926,810
33,900	Global Brass & Copper Holdings, Inc.	1,133,955
39,305	Hillenbrand, Inc.	1,804,099
11,940	Hyster-Yale Materials Handling, Inc.	834,964
169,529	ITT, Inc.	8,303,530
260,879	JELD-WEN Holding, Inc.*	7,988,115
62,963	KBR, Inc.	1,019,371
29,555	Meritor, Inc.*	607,651
329,293	Milacron Holdings Corp.*	6,631,961
12,180	Navistar International Corp.*	425,935
12,916	Proto Labs, Inc.*	1,518,276
262,244	Rexnord Corp.*	7,783,402
21,692	Rush Enterprises, Inc. Class A*	921,693
58,869	SiteOne Landscape Supply, Inc.*	4,535,268
51,442	Teledyne Technologies, Inc.*	9,628,399
32,683	Wabash National Corp.	680,133
186,924	Welbilt, Inc.*	3,635,672

		131,186,407

	Commercial & Professional Services - 4.2%
192,553	Advanced Disposal Services, Inc.*	4,290,081
37,941	Brink’s Co.	2,707,090
7,351	Cimpress N.V.*	1,137,200
123,538	Clean Harbors, Inc.*	6,029,890
146,987	Deluxe Corp.	10,878,508

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

109,523	Exponent, Inc.	$8,613,984
74,481	Herman Miller, Inc.	2,379,668
106,120	Huron Consulting Group, Inc.*	4,043,172
17,424	Insperity, Inc.	1,211,839
94,336	MSA Safety, Inc.	7,852,529
55,916	Quad/Graphics, Inc.	1,417,471
85,058	RPX Corp.	909,270
20,209	Steelcase, Inc. Class A	274,842
34,464	TriNet Group, Inc.*	1,596,372
20,250	TrueBlue, Inc.*	524,475
51,349	WageWorks, Inc.*	2,320,975

		56,187,366

	Consumer Durables & Apparel - 4.9%
89,653	Carter’s, Inc.	9,332,877
39,049	Crocs, Inc.*	634,546
14,213	Deckers Outdoor Corp.*	1,279,596
99,062	Installed Building Products, Inc.*	5,948,673
52,868	KB Home	1,504,095
30,046	La-Z-Boy, Inc.	899,878
53,413	MDC Holdings, Inc.	1,491,291
26,497	Movado Group, Inc.	1,017,485
106,228	Oxford Industries, Inc.	7,920,360
256,546	Steven Madden Ltd.	11,262,369
1,471	Sturm Ruger & Co., Inc.	77,227
155,457	TopBuild Corp.*	11,895,570
389,551	Wolverine World Wide, Inc.	11,258,024
26,036	ZAGG, Inc.*	317,639

		64,839,630

	Consumer Services - 4.8%
19,500	American Public Education, Inc.*	838,500
149,220	ASGN, Inc.*	12,218,134
20,850	Bloomin’ Brands, Inc.	506,238
51,642	Boyd Gaming Corp.	1,645,314
4,441	Churchill Downs, Inc.	1,083,826
135,657	Dunkin’ Brands Group, Inc.	8,097,366
18,468	Grand Canyon Education, Inc.*	1,937,663
178,361	La Quinta Holdings, Inc.*	3,372,807
72,467	Marriott Vacations Worldwide Corp.	9,652,604
111,020	Papa John’s International, Inc.	6,361,446
49,952	Penn National Gaming, Inc.*	1,311,740
36,795	Scientific Games Corp. Class A*	1,530,672
20,669	Sotheby’s*	1,060,526
2,485	Strayer Education, Inc.	251,109
31,247	Texas Roadhouse, Inc.	1,805,452
11,318	Weight Watchers International, Inc.*	721,183
237,862	Wingstop, Inc.	11,234,222

		63,628,802

	Diversified Financials - 1.4%
27,843	Artisan Partners Asset Management, Inc. Class A	927,172
115,262	Evercore, Inc. Class A	10,050,846
27,262	Green Dot Corp. Class A*	1,749,130
10,763	Houlihan Lokey, Inc.	480,030
28,613	Moelis & Co. Class A	1,454,971
112,565	OneMain Holdings, Inc.*	3,370,196

		18,032,345

	Energy - 1.8%
40,584	CVR Energy, Inc.	1,226,448
19,670	Matador Resources Co.*	588,330
230,530	Newfield Exploration Co.*	5,629,543
105,948	PDC Energy, Inc.*	5,194,630
318,702	ProPetro Holding Corp.*	5,064,175
20,315	REX American Resources Corp.*	1,478,932

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

283,900	WildHorse Resource Development Corp.*	$5,419,651

		24,601,709

	Food & Staples Retailing - 1.4%
58,770	Casey’s General Stores, Inc.	6,451,183
142,291	Performance Food Group Co.*	4,247,386
94,739	PriceSmart, Inc.	7,915,444

		18,614,013

	Food, Beverage & Tobacco - 1.3%
11,307	Boston Beer Co., Inc. Class A*	2,137,588
8,897	Fresh Del Monte Produce, Inc.	402,500
474,431	Hostess Brands, Inc.*	7,016,835
2,295	National Beverage Corp.	204,301
76,760	Pilgrim’s Pride Corp.*	1,889,064
64,990	Post Holdings, Inc.*	4,923,642
10,255	Sanderson Farms, Inc.	1,220,550

		17,794,480

	Health Care Equipment & Services - 9.9%
130,498	Anika Therapeutics, Inc.*	6,488,361
243,352	AtriCure, Inc.*	4,993,583
8,641	Atrion Corp.	5,455,063
211,003	Cardiovascular Systems, Inc.*	4,627,296
11,790	Chemed Corp.	3,217,019
54,974	Encompass Health Corp.	3,142,864
306,209	Globus Medical, Inc. Class A Class A*	15,255,332
33,216	Haemonetics Corp.*	2,430,083
262,469	HMS Holdings Corp.*	4,419,978
48,807	ICU Medical, Inc.*	12,318,887
11,133	Inogen, Inc.*	1,367,578
108,891	Insulet Corp.*	9,438,672
144,255	Integra LifeSciences Holdings Corp.*	7,983,072
15,510	Lantheus Holdings, Inc.*	246,609
6,544	Magellan Health, Inc.*	700,862
82,499	Medidata Solutions, Inc.*	5,181,762
13,053	Merit Medical Systems, Inc.*	591,953
89,540	Molina Healthcare, Inc.*	7,268,857
193,494	Natus Medical, Inc.*	6,511,073
173,660	Omnicell, Inc.*	7,536,844
319,422	OraSure Technologies, Inc.*	5,395,038
113,257	Orthofix International N.V.*	6,657,246
31,842	Quidel Corp.*	1,649,734
44,969	Triple-S Management Corp. Class B*	1,175,490
71,700	U.S. Physical Therapy, Inc.	5,829,210
11,599	WellCare Health Plans, Inc.*	2,245,914

		132,128,380

	Household & Personal Products - 0.4%
26,496	Medifast, Inc.	2,476,051
26,859	Usana Health Sciences, Inc.*	2,307,188

		4,783,239

	Insurance - 0.8%
53,100	American Equity Investment Life Holding Co.	1,559,016
34,736	Greenlight Capital Re Ltd. Class A*	557,513
180,298	James River Group Holdings Ltd.	6,395,170
102,074	Maiden Holdings Ltd.	663,481
7,459	Primerica, Inc.	720,539
33,874	Universal Insurance Holdings, Inc.	1,080,581

		10,976,300

	Materials - 3.9%
12,461	AdvanSix, Inc.*	433,394
181,388	Boise Cascade Co.	7,001,577
21,564	Chemours Co.	1,050,382
518,003	Graphic Packaging Holding Co.	7,951,346
6,502	Ingevity Corp.*	479,132

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

15,865	Koppers Holdings, Inc.*	$652,052
27,028	Kronos Worldwide, Inc.	610,833
341,769	Louisiana-Pacific Corp.	9,832,694
415,121	OMNOVA Solutions, Inc.*	4,358,770
248,173	PolyOne Corp.	10,552,316
25,614	Rayonier Advanced Materials, Inc.	549,933
23,260	Stepan Co.	1,934,767
211,330	Summit Materials, Inc. Class A*	6,399,072

		51,806,268

	Media - 0.3%
90,904	New York Times Co. Class A	2,190,786
31,460	World Wrestling Entertainment, Inc. Class A	1,132,875

		3,323,661

	Pharmaceuticals, Biotechnology & Life Sciences - 14.8%
131,919	Abeona Therapeutics, Inc.*(1)	1,893,038
97,248	Aerie Pharmaceuticals, Inc.*	5,275,704
45,527	Agios Pharmaceuticals, Inc.*	3,723,198
94,765	Akebia Therapeutics, Inc.*	903,110
568,601	Amicus Therapeutics, Inc.*	8,551,759
4,439	AnaptysBio, Inc.*	462,011
158,960	Arena Pharmaceuticals, Inc.*	6,278,920
80,975	Array BioPharma, Inc.*	1,321,512
92,644	Audentes Therapeutics, Inc.*	2,783,952
76,658	Axovant Sciences Ltd.*	101,955
19,390	BioSpecifics Technologies Corp.*	859,753
42,912	Bluebird Bio, Inc.*	7,327,224
103,424	Blueprint Medicines Corp.*	9,483,981
254,125	Calithera Biosciences, Inc.*	1,600,987
287,437	Catalent, Inc.*	11,802,163
168,454	Coherus Biosciences, Inc.*	1,861,417
42,110	Corcept Therapeutics, Inc.*	692,709
328,331	Cytokinetics, Inc.*	2,363,983
184,805	Dermira, Inc.*	1,476,592
26,572	Dynavax Technologies Corp.*	527,454
19,670	Editas Medicine, Inc.*	652,061
37,693	Emergent Biosolutions, Inc.*	1,984,536
12,935	Esperion Therapeutics, Inc.*	935,589
91,130	Exact Sciences Corp.*	3,675,273
32,700	Exelixis, Inc.*	724,305
22,670	FibroGen, Inc.*	1,047,354
206,438	Five Prime Therapeutics, Inc.*	3,546,605
108,425	Flexion Therapeutics, Inc.*	2,429,804
3,642	Foundation Medicine, Inc.*	286,808
57,200	G1 Therapeutics, Inc.*	2,119,260
151,859	GlycoMimetics, Inc.*	2,464,672
72,736	Halozyme Therapeutics, Inc.*	1,424,898
177,928	Heron Therapeutics, Inc.*	4,910,813
73,847	ImmunoGen, Inc.*	776,870
7,230	Immunomedics, Inc.*	105,630
246,849	Impax Laboratories, Inc.*	4,801,213
96,547	Innoviva, Inc.*	1,609,438
283,029	Intersect ENT, Inc.*	11,123,040
31,437	Iovance Biotherapeutics, Inc.*	531,285
97,529	Ironwood Pharmaceuticals, Inc.*	1,504,872
89,780	Jounce Therapeutics, Inc.*	2,006,583
66,945	Loxo Oncology, Inc.*	7,723,445
50,544	Luminex Corp.	1,064,962
144,754	Medicines Co.*	4,768,197
48,829	MiMedx Group, Inc.*(1)	340,338
75,752	Momenta Pharmaceuticals, Inc.*	1,374,899
12,185	MyoKardia, Inc.*	594,628
260,410	NanoString Technologies, Inc.*	1,955,679
151,902	Nektar Therapeutics*	16,141,107
45,148	Otonomy, Inc.*	189,622
566,289	PDL BioPharma, Inc.*	1,664,890

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

145,507	Portola Pharmaceuticals, Inc.*	$4,752,259
27,461	PRA Health Sciences, Inc.*	2,278,165
4,064	Puma Biotechnology, Inc.*	276,555
78,100	Revance Therapeutics, Inc.*	2,405,480
476,133	Rigel Pharmaceuticals, Inc.*	1,685,511
51,546	Sage Therapeutics, Inc.*	8,302,514
68,727	Sangamo Therapeutics, Inc.*	1,305,813
7,967	Sarepta Therapeutics, Inc.*	590,275
104,024	Spark Therapeutics, Inc.*	6,926,958
49,569	Supernus Pharmaceuticals, Inc.*	2,270,260
166,630	Syneos Health, Inc.*	5,915,365
115,761	Ultragenyx Pharmaceutical, Inc.*	5,902,653
20,707	Zogenix, Inc.*	829,315

		197,211,221

	Real Estate - 2.6%
133,314	CareTrust, Inc. REIT	1,786,408
39,778	Coresite Realty Corp. REIT	3,988,142
150,026	Corporate Office Properties Trust REIT	3,875,171
236,978	HFF, Inc. Class A, REIT	11,777,807
20,999	National Health Investors, Inc. REIT	1,413,023
94,187	Physicians Realty Trust REIT	1,466,492
36,680	PotlatchDeltic Corp. REIT	1,909,194
94,810	RLJ Lodging Trust REIT	1,843,106
419,061	Sunstone Hotel Investors, Inc. REIT	6,378,108

		34,437,451

	Retailing - 3.3%
9,696	Big Lots, Inc.	422,067
35,253	Buckle, Inc.(1)	780,854
32,946	Burlington Stores, Inc.*	4,386,760
198,271	Caleres, Inc.	6,661,906
34,363	Cato Corp. Class A	506,511
15,263	Children’s Place, Inc.	2,064,321
235,193	Core-Mark Holding Co., Inc.	5,000,203
115,671	Five Below, Inc.*	8,483,311
74,704	Floor & Decor Holdings, Inc. Class A*	3,893,572
86,670	Groupon, Inc.*	376,148
214,898	Michaels Cos., Inc.*	4,235,639
16,567	PetMed Express, Inc.(1)	691,672
7,921	RH*(1)	754,713
17,039	Shutterfly, Inc.*	1,384,419
31,259	Sleep Number Corp.*	1,098,754
23,499	Tailored Brands, Inc.	588,885
39,414	Wayfair, Inc. Class A*	2,661,627

		43,991,362

	Semiconductors & Semiconductor Equipment - 4.4%
87,157	Advanced Energy Industries, Inc.*	5,569,332
170,656	Amkor Technology, Inc.*	1,728,745
220,747	Axcelis Technologies, Inc.*	5,430,376
10,577	Cabot Microelectronics Corp.	1,132,902
193,455	Cohu, Inc.	4,412,709
303,957	Entegris, Inc.	10,577,704
493,871	FormFactor, Inc.*	6,741,339
295,002	Integrated Device Technology, Inc.*	9,015,261
103,449	Kulicke & Soffa Industries, Inc.*	2,587,260
93,790	MKS Instruments, Inc.	10,846,814

		58,042,442

	Software & Services - 18.3%
157,820	Acxiom Corp.*	3,584,092
21,499	Apptio, Inc. Class A*	609,282
110,035	Aspen Technology, Inc.*	8,680,661
67,345	Blackbaud, Inc.	6,856,394
249,266	Blucora, Inc.*	6,131,944
37,306	Bottomline Technologies de, Inc.*	1,445,608

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

60,253	CACI International, Inc. Class A*	$9,119,292
369,217	Cloudera, Inc.*	7,967,703
29,652	CommVault Systems, Inc.*	1,696,094
34,584	CSG Systems International, Inc.	1,566,309
10,072	Envestnet, Inc.*	577,126
130,858	EPAM Systems, Inc.*	14,985,858
432,883	Etsy, Inc.*	12,146,697
116,245	Everi Holdings, Inc.*	763,730
115,614	ExlService Holdings, Inc.*	6,447,793
58,941	Fair Isaac Corp.	9,982,837
268,067	Five9, Inc.*	7,985,716
139,357	ForeScout Technologies, Inc.*	4,520,741
212,700	Glu Mobile, Inc.*	801,879
115,872	GrubHub, Inc.*	11,757,532
78,288	Guidewire Software, Inc.*	6,328,019
46,076	Hortonworks, Inc.*	938,568
102,390	HubSpot, Inc.*	11,088,837
10,819	Imperva, Inc.*	468,463
134,428	Instructure, Inc.*	5,666,140
75,788	LogMeIn, Inc.	8,757,303
156,415	MAXIMUS, Inc.	10,439,137
3,987	MicroStrategy, Inc. Class A*	514,283
15,282	New Relic, Inc.*	1,132,702
57,170	NIC, Inc.	760,361
181,394	Nutanix, Inc. Class A*	8,908,259
137,178	Okta, Inc.*	5,466,543
128,580	Paylocity Holding Corp.*	6,587,153
127,937	Pegasystems, Inc.	7,759,379
67,105	Progress Software Corp.	2,580,187
4,773	Proofpoint, Inc.*	542,451
69,731	PTC, Inc.*	5,439,715
81,680	Q2 Holdings, Inc.*	3,720,524
25,934	Qualys, Inc.*	1,886,699
24,311	RingCentral, Inc. Class A*	1,543,749
98,659	Science Applications International Corp.	7,774,329
43,756	Shutterstock, Inc.*	2,106,851
1,393	Stamps.com, Inc.*	280,063
63,513	Sykes Enterprises, Inc.*	1,838,066
41,432	Travelport Worldwide Ltd.	676,999
24,201	Verint Systems, Inc.*	1,030,963
24,634	Web.com Group, Inc.*	445,875
61,376	WEX, Inc.*	9,612,709
19,841	Yelp, Inc.*	828,362
242,748	Zendesk, Inc.*	11,620,347

		244,370,324

	Technology Hardware & Equipment - 3.0%
116,870	ePlus, Inc.*	9,080,799
116,865	Extreme Networks, Inc.*	1,293,696
183,154	Fabrinet*	5,747,373
117,121	II-VI, Inc.*	4,790,249
67,598	Itron, Inc.*	4,836,637
45,889	Lumentum Holdings, Inc.*	2,927,718
27,442	Methode Electronics, Inc.	1,072,982
30,091	Pure Storage, Inc. Class A*	600,315
58,804	Rogers Corp.*	7,029,430
5,528	Tech Data Corp.*	470,599
122,614	Vishay Intertechnology, Inc.	2,280,620

		40,130,418

	Telecommunication Services - 0.7%
18,693	Boingo Wireless, Inc.*	463,026
338,405	ORBCOMM, Inc.*	3,170,855
574,925	Vonage Holdings Corp.*	6,122,951

		9,756,832

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

	Transportation - 1.9%
14,236	ArcBest Corp.		$456,264
30,117	Avis Budget Group, Inc.*		1,410,680
94,128	Genesee & Wyoming, Inc. Class A*		6,663,321
41,070	Hawaiian Holdings, Inc.		1,589,409
179,615	Knight-Swift Transportation Holdings, Inc.		8,264,086
248,014	Marten Transport Ltd.		5,654,719
11,829	Saia, Inc.*		888,950

			24,927,429

	Total Common Stocks (cost $1,047,859,379)		$1,315,960,721

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 4/11/19*(2)(3)		$—

	Total Warrants (cost $—)		$—

	Total Long-Term Investments (cost $1,047,859,379)		$1,315,960,721

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 1.9%
25,914,269	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(4)		$25,914,269

	Securities Lending Collateral - 0.3%
198,110	Citibank NA DDCA, 1.50%, 4/2/2018(4)		198,109
3,764,083	Invesco Government & Agency Portfolio, 1.54%(4)		3,764,083

			3,962,192

	Total Short-Term Investments (cost $29,876,461)		$29,876,461

	Total Investments (cost $1,077,735,840)	101.0%	$1,345,837,182
	Other Assets and Liabilities	(1.0)%	(13,215,321)

	Total Net Assets	100.0%	$1,332,621,861

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At March 31, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,645,813	$22,645,813	$—	$—
Banks	42,544,829	42,544,829	—	—
Capital Goods	131,186,407	131,186,407	—	—
Commercial & Professional Services	56,187,366	56,187,366	—	—
Consumer Durables & Apparel	64,839,630	64,839,630	—	—
Consumer Services	63,628,802	63,628,802	—	—
Diversified Financials	18,032,345	18,032,345	—	—
Energy	24,601,709	24,601,709	—	—
Food & Staples Retailing	18,614,013	18,614,013	—	—
Food, Beverage & Tobacco	17,794,480	17,794,480	—	—
Health Care Equipment & Services	132,128,380	132,128,380	—	—
Household & Personal Products	4,783,239	4,783,239	—	—
Insurance	10,976,300	10,976,300	—	—
Materials	51,806,268	51,806,268	—	—
Media	3,323,661	3,323,661	—	—
Pharmaceuticals, Biotechnology & Life Sciences	197,211,221	197,211,221	—	—
Real Estate	34,437,451	34,437,451	—	—
Retailing	43,991,362	43,991,362	—	—
Semiconductors & Semiconductor Equipment	58,042,442	58,042,442	—	—
Software & Services	244,370,324	244,370,324	—	—
Technology Hardware & Equipment	40,130,418	40,130,418	—	—
Telecommunication Services	9,756,832	9,756,832	—	—
Transportation	24,927,429	24,927,429	—	—
Warrants	—	—	—	—
Short-Term Investments	29,876,461	29,876,461	—	—

Total	$1,345,837,182	$1,345,837,182	$—	$—

(1) For the three-month period ended March 31, 2018, there were no transfers between any levels.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 17.4%
	Asset-Backed - Automobile - 1.7%
$350,000	Avis Budget Rental Car Funding AESOP LLC 2.99%, 06/20/2022(1)	$348,075
2,907,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	2,933,492
3,350,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	3,358,654

		6,640,221

	Asset-Backed - Finance & Insurance - 3.8%
2,990,000	Ares CLO Ltd. 3 mo. USD LIBOR + 1.190%, 2.91%, 04/17/2026(1)(2)	2,989,259
1,424,495	Cent CLO Ltd. 3 mo. USD LIBOR + 1.120%, 2.86%, 07/23/2025(1)(2)	1,426,979
1,697,588	Limerock CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.03%, 04/18/2026(1)(2)	1,697,294
1,828,632	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,818,517
1,285,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.950%, 3.67%, 04/15/2027(1)(2)	1,283,953
4,166,762	Springleaf Funding Trust 3.16%, 11/15/2024(1)	4,170,509
609,361	Structured Asset Securities Corp. 1 mo. USD LIBOR + 1.500%, 3.37%, 02/25/2033(2)	605,236
695,689	Towd Point Mortgage Trust 2.75%, 04/25/2057(1)(3)	690,539

		14,682,286

	Asset-Backed - Home Equity - 1.1%
669,005	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 1 mo. USD LIBOR + 1.500%, 3.37%, 11/25/2032(2)	665,509
3,606,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,568,938

		4,234,447

	Commercial Mortgage - Backed Securities - 5.6%
3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,367,459
	FREMF Mortgage Trust
5,845,000	1 mo. USD LIBOR + 0.320%, 2.18%, 02/25/2020(2)	5,863,806
435,000	3.36%, 05/25/2045(1)(3)	437,495
955,000	3.65%, 09/25/2024(1)(3)	934,410
1,225,000	3.70%, 04/25/2048(1)(3)	1,221,580
1,325,000	3.73%, 10/25/2049(1)(3)	1,300,079
2,645,000	3.81%, 06/25/2047(1)(3)	2,671,425
700,000	3.84%, 08/25/2027(1)(3)	690,217
1,005,000	3.93%, 02/25/2050(1)(3)	979,434
660,000	3.94%, 09/25/2049(1)(3)	662,334
1,665,000	4.03%, 11/25/2044(1)(3)	1,669,984
1,990,000	5.50%, 04/25/2020(1)(3)	2,084,297

		21,882,520

	Whole Loan Collateral CMO - 5.2%
320,331	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	315,287
3,560,005	CIM Trust 3.00%, 04/25/2057(1)(3)	3,531,568
672,801	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	663,488
	LSTAR Securities Investment Ltd.
850,097	1 mo. USD LIBOR + 1.750%, 3.64%, 10/01/2022(1)(2)	846,195
496,856	1 mo. USD LIBOR + 2.000%, 3.89%, 04/01/2022(1)(2)	497,421
562,885	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(3)	554,884
	New Residential Mortgage Loan Trust

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$1,249,127	3.25%, 09/25/2056(1)(3)	$1,243,086
1,567,439	3.75%, 03/25/2056(1)(3)	1,579,863
1,034,043	Sequoia Mortgage Trust 1 mo. USD LIBOR + 0.460%, 2.28%, 02/20/2035(2)	1,025,794
1,645,234	Thornburg Mortgage Securities Trust 3.40%, 04/25/2045(3)	1,652,968
		Towd Point Mortgage Trust
60,392	2.75%, 04/25/2055(1)(3)	59,735
71,688	2.75%, 05/25/2055(1)(3)	71,113
1,663,357	3.00%, 03/25/2054(1)(3)	1,658,568
2,399,000	3.75%, 04/25/2055(1)(3)	2,432,624
		WaMu Mortgage Pass-Through Certificates Trust
1,472,545	3.24%, 10/25/2035(3)	1,484,819
1,401,747	3.46%, 03/25/2033(3)	1,408,249
985,539	Wells Fargo Mortgage Backed Securities Trust 3.45%, 09/25/2033(3)	1,007,479

		20,033,141

	Total Asset & Commercial Mortgage Backed Securities (cost $67,551,349)	$67,472,615

U.S. Government Agencies - 54.4%
	FHLMC - 29.0%
68,450,000	1.38%, 05/01/2020	$67,115,978
7,456,834	1.57%, 01/25/2022	7,276,086
3,816,785	1 mo. USD LIBOR + 0.380%, 2.05%, 04/25/2020(2)	3,821,696
953,700	2.50%, 12/15/2026(4)	49,456
917,991	2.50%, 03/15/2028(4)	74,267
645,945	2.50%, 05/15/2028(4)	49,726
1,162,779	3.00%, 04/15/2028(4)	101,755
933,346	3.00%, 05/15/2032(4)	75,727
666,207	3.00%, 03/15/2033(4)	86,832
4,200,314	3.00%, 11/01/2036	4,173,271
151,841	3.00%, 09/01/2045	149,030
3,891,220	3.00%, 05/15/2046	3,870,783
1,041,403	3.00%, 08/15/2047	1,034,920
5,400,000	3.19%, 07/25/2027	5,391,611
6,205,000	3.50%, 11/15/2025	6,378,328
1,126,135	3.50%, 06/15/2026(4)	77,919
387,877	3.50%, 09/15/2026(4)	35,965
674,958	3.50%, 03/15/2027(4)	61,090
2,078,669	3.50%, 01/15/2028(4)	203,647
378,877	4.00%, 07/15/2027(4)	38,715
1,121,779	4.00%, 03/15/2028(4)	115,617
595,456	4.00%, 06/15/2028(4)	62,887
278,378	4.00%, 06/01/2044	286,897
600,000	4.00%, 04/01/2048(5)(6)	615,914
8,830	4.50%, 12/01/2018	8,881
2,262,102	4.50%, 02/15/2027(4)	248,170
2,470,066	4.50%, 05/15/2034	2,531,348
853,455	5.00%, 09/15/2033(4)	171,657
4,175	5.50%, 06/01/2034	4,548
34,943	5.50%, 10/01/2035	38,545
55,420	5.50%, 04/01/2037	60,825
760,543	5.50%, 12/01/2037	833,871
283,155	5.50%, 04/01/2038	310,381
17,390	5.50%, 05/01/2038	19,086
1,375,974	5.50%, 08/01/2038	1,510,109
2,753	5.50%, 12/01/2039	3,019
33,560	6.00%, 10/01/2021	37,275
45,702	6.00%, 10/01/2022	50,762
73,094	6.00%, 01/01/2028	81,345
18,954	6.00%, 04/15/2028	20,539
41,568	6.00%, 05/15/2028(7)	45,103
47,813	6.00%, 11/15/2028	51,748
86,233	6.00%, 12/15/2028	93,164
197,119	6.00%, 01/15/2029	219,641

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$43,563	6.00%, 02/15/2029	$47,221
52,226	6.00%, 03/15/2029	58,357
31,743	6.00%, 05/15/2029	34,329
7,708	6.00%, 06/15/2029	8,310
2,112	6.00%, 03/15/2031	2,380
86,643	6.00%, 04/15/2031	96,979
38,359	6.00%, 10/15/2031	42,109
50,923	6.00%, 12/01/2031	57,386
282,540	6.00%, 12/15/2031(7)	318,406
400,236	6.00%, 12/15/2031	449,785
14,849	6.00%, 05/15/2032	16,594
889,485	6.00%, 06/15/2032	993,865
724,270	6.00%, 09/15/2032	794,662
68,325	6.00%, 10/15/2032	77,867
515	6.00%, 11/01/2032	580
49,417	6.00%, 11/15/2032	54,350
15,036	6.00%, 04/01/2033	16,701
15,277	6.00%, 09/01/2034	17,100
5,899	6.50%, 04/01/2028	6,644
279,581	6.50%, 08/15/2028	306,640
628,821	6.50%, 05/15/2032	691,285
98,919	6.50%, 08/01/2032	111,401
230,272	6.50%, 09/01/2032	259,328
24,498	7.00%, 10/01/2026	25,125
3,723	7.00%, 03/01/2027	4,024
1,850	7.00%, 12/01/2027	1,853
968	7.00%, 02/01/2029	1,075
574	7.00%, 05/01/2029	633
889	7.00%, 09/01/2029	926
522	7.00%, 02/01/2031	587
79,775	7.00%, 04/01/2032	91,134
58,606	7.00%, 05/01/2032	59,717
56,384	7.00%, 06/01/2032	64,088
79,909	7.00%, 11/01/2032	89,141
2,788	7.50%, 05/01/2024	3,008
475	7.50%, 06/01/2024	476
1,093	7.50%, 06/01/2025	1,169
4,549	8.00%, 08/01/2024	4,653
4,700	8.00%, 09/01/2024	4,820
89	8.00%, 10/01/2024	95

		112,302,937

	FNMA - 22.0%
1,770,552	1.49%, 04/25/2055(3)(4)	78,349
2,277,399	1.63%, 06/25/2055(3)(4)	99,875
3,070,493	1.65%, 08/25/2044(3)(4)	120,088
6,400,000	1.97%, 11/01/2023	6,064,214
1,726,846	1 mo. USD LIBOR + 0.400%, 1.99%, 10/25/2024(2)	1,728,417
1,412,715	2.00%, 09/25/2039	1,336,717
682,733	2.05%, 11/01/2023	650,388
2,461,905	1 mo. USD LIBOR + 0.490%, 2.08%, 04/25/2024(2)	2,471,545
3,382,688	2.22%, 10/01/2022	3,286,600
2,300,000	2.23%, 11/01/2023	2,207,624
6,011,139	2.25%, 10/01/2022	5,848,764
200,000	2.45%, 11/01/2022	195,967
25,809	2.50%, 01/01/2043	24,445
272,870	2.54%, 03/01/2023	268,298
1,936,869	2.56%, 01/01/2019(8)	1,934,654
2,500,000	2.68%, 05/01/2025	2,449,672
93,923	2.74%, 04/01/2022	93,569
88,761	2.83%, 06/01/2022	88,604
1,290,286	2.88%, 12/01/2027	1,256,365
246,746	2.94%, 06/01/2022	247,335
1,627,186	3.00%, 02/25/2027(4)	128,413
1,763,860	3.00%, 07/25/2027(4)	151,679
648,908	3.00%, 09/25/2027(4)	63,325

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$1,469,642	3.00%, 02/25/2028(4)	$131,691
70,883	3.00%, 12/01/2030	70,835
1,564,756	3.00%, 06/25/2043	1,565,014
900,000	3.00%, 04/01/2048(5)(6)	877,781
180,490	3.02%, 04/01/2022	180,103
515,000	3.07%, 06/01/2027	511,115
7,455,583	3.11%, 10/01/2021	7,515,181
579,725	3.25%, 12/01/2021	587,219
432,313	3.26%, 01/01/2022	437,247
219,721	3.50%, 11/01/2020	223,645
3,998,742	3.50%, 04/25/2027(4)	389,990
709,209	3.50%, 05/25/2027(4)	72,518
1,162,513	3.50%, 10/25/2027(4)	119,591
362,986	3.50%, 08/25/2030(4)	40,961
817,609	3.50%, 02/25/2031(4)	76,160
677,779	3.50%, 09/25/2035(4)	106,345
12,050,215	3.50%, 04/25/2044	12,133,579
540,378	3.50%, 10/25/2046(4)	126,022
1,417,000	3.50%, 04/01/2048(5)(6)	1,419,961
487,727	3.51%, 11/01/2021	498,121
1,035,050	3.59%, 09/01/2030	1,059,868
1,745,856	3.65%, 11/01/2021	1,791,186
84,139	3.65%, 08/01/2023	86,460
1,210,821	3.73%, 07/01/2022	1,243,153
1,020,024	3.75%, 09/01/2023	1,053,266
93,570	3.81%, 11/01/2023	97,123
188,889	3.83%, 07/01/2021	194,292
1,255,786	3.84%, 06/01/2018	1,253,966
283,214	3.85%, 01/01/2024	294,849
376,178	3.87%, 01/01/2024	391,973
382,763	3.89%, 10/01/2023	396,477
2,700,000	3.98%, 07/01/2021	2,786,166
149,004	3.99%, 07/01/2021	153,808
1,161,729	4.00%, 05/25/2027(4)	116,730
536,488	4.01%, 08/01/2021	554,569
1,411,594	4.50%, 10/01/2040	1,492,952
623,860	4.50%, 10/01/2041	659,859
1,829,536	4.50%, 01/01/2043	1,935,366
556,460	4.50%, 09/01/2043	588,451
1,799,572	4.50%, 08/01/2044	1,903,084
5,366	5.00%, 08/01/2018	5,450
18,357	5.00%, 10/01/2018	18,646
131,696	5.00%, 06/01/2025	139,176
264,473	5.24%, 07/01/2019	270,619
326,827	5.46%, 05/25/2042(3)(4)	34,545
101	5.50%, 04/01/2018	101
1,016	5.50%, 06/01/2018	1,015
272	5.50%, 07/01/2018	272
255,567	5.50%, 08/01/2019	259,166
208,557	6.00%, 10/01/2023	231,750
28,260	6.00%, 10/25/2028	31,431
10,001	6.00%, 11/25/2028	10,891
39,797	6.00%, 04/25/2029	43,065
760	6.00%, 05/01/2029	851
35,028	6.00%, 05/25/2029	38,036
26,133	6.00%, 06/25/2029(7)	29,072
64,157	6.00%, 07/25/2029	69,816
319,947	6.00%, 05/25/2031(7)	348,643
107,140	6.00%, 09/25/2031	119,916
25,889	6.00%, 11/25/2031	28,741
485,509	6.00%, 12/25/2031	528,748
226,362	6.00%, 01/01/2032	252,756
242	6.00%, 04/01/2032	269
362	6.00%, 05/01/2032	406
1,692	6.00%, 09/25/2032	1,837
89,854	6.00%, 11/01/2032	99,870

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$43,311	6.00%, 02/01/2033	$48,530
238,394	6.00%, 03/01/2033	267,466
759,558	6.00%, 05/01/2033	852,042
7,940	6.00%, 08/01/2034	8,828
166,789	6.00%, 01/01/2035	187,073
2,367,666	6.00%, 02/01/2037	2,660,356
1,273,456	6.00%, 09/25/2047(4)	298,168
28	6.50%, 04/01/2024	31
196	6.50%, 04/01/2027	219
14,686	6.50%, 04/01/2028	16,390
120	6.50%, 05/01/2028	134
7,608	6.50%, 10/01/2028	8,490
127,495	6.50%, 11/01/2028	142,282
70,093	6.50%, 12/01/2028	78,223
348,012	6.50%, 06/25/2029	368,395
206,306	6.50%, 08/01/2029	230,233
857	6.50%, 11/01/2030	957
4,800	6.50%, 05/01/2031	5,428
175,890	6.50%, 10/25/2031	195,065
1,072,661	6.50%, 08/01/2032	1,202,382
53,000	6.50%, 09/01/2032	59,147
213	7.00%, 11/01/2031	217
324	7.00%, 12/01/2031	330
236,833	7.00%, 02/01/2032	266,820
5,429	7.50%, 06/01/2023	5,770
1,785	8.00%, 10/01/2029	2,036
90	8.00%, 03/01/2030	91
5,706	8.00%, 04/01/2030	6,530
21	8.00%, 06/01/2030	21
14,753	8.00%, 10/01/2030	17,179
26,276	8.00%, 12/01/2030	29,512
105	9.00%, 08/01/2020	109
14,706	9.00%, 09/01/2021	14,781

		85,469,907

	GNMA - 3.4%
316,981	1.75%, 09/20/2043	302,435
2,320,132	2.50%, 12/16/2039	2,277,726
802,497	3.00%, 09/20/2028(4)	71,450
437,757	3.00%, 02/16/2043(4)	76,030
345,037	3.50%, 02/16/2027(4)	31,975
827,909	3.50%, 03/20/2027(4)	83,824
724,809	3.50%, 07/20/2040(4)	83,047
1,060,930	3.50%, 02/20/2041(4)	130,109
1,792,751	3.50%, 04/20/2042(4)	231,947
2,564,445	3.50%, 10/20/2042(4)	530,280
203,937	3.50%, 05/20/2043(4)	39,330
1,607,067	3.50%, 07/20/2043(4)	246,217
256,638	4.00%, 12/16/2026(4)	23,316
3,532,349	4.00%, 05/20/2029(4)	356,387
494,079	4.00%, 03/20/2043(4)	109,256
239,423	4.00%, 01/20/2044(4)	53,106
1,631,287	4.00%, 03/20/2047(4)	312,627
2,501,058	4.00%, 07/20/2047(4)	495,995
705,917	4.50%, 04/20/2045(4)	161,552
789,266	5.00%, 01/20/2034	846,935
2,060,665	5.00%, 02/16/2040(4)	511,934
599,914	5.00%, 05/20/2040(4)	142,958
501,276	5.00%, 01/16/2047(4)	120,020
994,341	5.50%, 09/20/2033	1,080,998
1,557,805	5.50%, 03/20/2039(4)	357,025
1,552,283	5.50%, 02/16/2047(4)	347,939
933,071	5.50%, 02/20/2047(4)	195,104
430,295	6.00%, 01/15/2033	483,172
318,849	6.00%, 02/15/2033	359,479
1,636,797	6.00%, 09/20/2040(4)	389,747

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

$1,358,292	6.00%, 02/20/2046(4)	$313,217
35,942	6.50%, 12/15/2028	40,253
28,799	6.50%, 05/15/2029	32,303
430,453	6.50%, 05/16/2031	476,726
28,718	6.50%, 09/15/2031	32,122
230,369	6.50%, 10/15/2031	257,682
226,943	6.50%, 11/15/2031	253,850
248,527	6.50%, 01/15/2032	277,993
10,895	7.00%, 06/20/2030	11,844
12,835	7.00%, 05/15/2032	14,472
45,082	7.00%, 07/15/2032	49,482
101,889	7.00%, 09/15/2032	107,100
611,644	7.00%, 10/15/2032	692,251
1,125	7.50%, 04/15/2022	1,128
3,137	7.50%, 01/15/2023	3,145
634	7.50%, 05/15/2023	662
4,648	7.50%, 06/15/2023	4,887
1,229	7.50%, 07/15/2023	1,232
13,533	7.50%, 08/15/2023	13,635
5,840	7.50%, 09/15/2023	5,854
8,938	7.50%, 10/15/2023	9,186
12,820	7.50%, 11/15/2023	13,311
1,935	7.50%, 12/15/2023	1,939
7,865	7.50%, 02/15/2024	8,053
152	7.50%, 05/15/2024	162
50,894	7.50%, 07/15/2027	54,869
35,461	7.50%, 04/20/2030	39,901
29	8.50%, 09/15/2019	29
8,389	8.50%, 09/15/2024	9,094
1,015	8.50%, 06/15/2029	1,049
68	8.50%, 09/15/2029	68
3,642	8.50%, 10/15/2029	3,737
2,386	8.50%, 01/15/2030	2,658
8,132	8.50%, 02/15/2030	8,197
881	8.50%, 03/15/2030	927

		13,194,938

	Total U.S. Government Agencies (cost $213,590,392)	$210,967,782

U.S. Government Securities - 26.8%
	Other Direct Federal Obligations - 1.2%
	FHLB - 1.2%

4,825,000	1.88%, 08/01/2019	$4,800,696
	U.S. Treasury Securities - 25.6%
	U.S. Treasury Notes - 25.6%
15,322,419	0.63%, 01/15/2026(9)	15,320,146
18,479,000	1.88%, 07/31/2022	17,983,099
14,150,000	2.25%, 11/15/2024	13,780,221
15,850,000	2.25%, 11/15/2025	15,341,685
1,900,000	2.38%, 05/15/2027	1,843,371
34,550,000	2.75%, 11/15/2023	34,796,979

		99,065,501

	Total U.S. Government Securities (cost $105,734,454)	$103,866,197

	Total Long-Term Investments (cost $386,876,195)	$382,306,594

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
5,495,841	Fidelity Institutional Government Fund, Institutional Class, 1.54%(10)	$5,495,841

	Total Short-Term Investments (cost $5,495,841)	$5,495,841

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Total Investments (cost $392,372,036)	100.0%	$387,802,435
Other Assets and Liabilities	0.0%	(70,861)

Total Net Assets	100.0%	$387,731,574

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2018, the aggregate value of these securities was $50,825,263, which represented 13.1% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2018.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Represents or includes a TBA transaction.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,898,075 at March 31, 2018.
(7)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	265	06/20/2018	$34,412,734	$401,140
U.S. Treasury 5-Year Note Future	468	06/29/2018	53,567,719	176,566
U.S. Treasury Long Bond Future	6	06/20/2018	879,750	12,302
U.S. Ultra Bond Future	30	06/20/2018	4,814,063	159,277

Total				$749,285

Short position contracts:
U.S. Treasury 10-Year Note Future	246	06/20/2018	$29,800,594	$(187,172)
U.S. Treasury 2-Year Note Future	83	06/29/2018	17,646,578	(4,043)

Total				$(191,215)

Total futures contracts				$558,070

TBA Sale Commitments Outstanding at March 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$200,000	04/01/2048	$(195,000)	$(2,031)

Total (proceeds receivable $192,969)			$(195,000)	$(2,031)

At March 31, 2018, the aggregate market value of TBA Sale Commitments represents (0.1)% of total net assets.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	2.50% Fixed	USD	12,500,000	03/01/28	Annual	$41,149	$—	$(130,408)	$(171,557)
3 Mo. USD LIBOR	2.25% Fixed	USD	15,850,000	03/21/28	Quarterly	217,569	—	737,515	519,946

Total						$258,718	$—	$607,107	$348,389

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$67,472,615	$—	$67,472,615	$—
U.S. Government Agencies	210,967,782	—	210,967,782	—
U.S. Government Securities	103,866,197	—	103,866,197	—
Short-Term Investments	5,495,841	5,495,841	—	—
Futures Contracts(2)	749,285	749,285	—	—
Swaps - Interest Rate(2)	519,946	—	519,946	—

Total	$389,071,666	$6,245,126	$382,826,540	$—

Liabilities
Futures Contracts(2)	$(191,215)	$(191,215)	$—	$—
Swaps - Interest Rate(2)	(171,557)	—	(171,557)	—
TBA Sale Commitments	(195,000)	—	(195,000)	—

Total	$(557,772)	$(191,215)	$(366,557)	$—

(1)	For the three-month period ended March 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

1.	Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each series of the Company (each a “Fund”) portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the counter (“OTC”) options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange Shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.

2.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective.

At March 31, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Hartford Growth Opportunities HLS Fund	$16,772,935	$17,287,709	$—
Hartford Small/Mid Cap Equity HLS Fund	116,046	118,650	—
Hartford Small Cap Growth HLS Fund	3,848,401	3,962,192	—

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

Growth Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$17,287,709	$ —	$ —	$ —	$17,287,709
Total Borrowings	$17,287,709	$ —	$ —	$ —	$17,287,709
Gross amount of recognized liabilities for securities lending transactions					$17,287,709

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small/Mid Cap Equity HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$118,650	$ —	$ —	$ —	$118,650
Total Borrowings	$118,650	$ —	$ —	$ —	$118,650
Gross amount of recognized liabilities for securities lending transactions					$118,650

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Cap Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,962,192	$ —	$ —	$ —	$3,962,192
Total Borrowings	$3,962,192	$ —	$ —	$ —	$3,962,192
Gross amount of recognized liabilities for securities lending transactions					$3,962,192

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 29, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 29, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)